Intangible Assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Disclosure Of Intangible Assets [Line Items]
Cost	¥ 6,095	¥ 5,636		¥ 5,286
Accumulated amortization	(4,063)	(3,268)		(2,457)
Net book amount	2,032	2,368		2,829
Opening net book amount	2,368	2,829
Additions	470	426
Business combinations	66	186
Disposals	(91)	(149)
Amortization charge	(781)	(924)	¥ (779)
Closing net book amount	2,032	2,368	2,829
Domain Name Trademark And Internet Audio Video Program Transmission License
Disclosure Of Intangible Assets [Line Items]
Cost	1,650	1,650		1,557
Accumulated amortization	(934)	(791)		(651)
Net book amount	716	859		906
Opening net book amount	859	906
Business combinations		93
Amortization charge	(143)	(140)
Closing net book amount	716	859	906
Copyrights [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	3,275	2,826		2,672
Accumulated amortization	(2,140)	(1,564)		(1,011)
Net book amount	1,135	1,262		1,661
Opening net book amount	1,262	1,661
Additions	461	400
Business combinations	66	8
Disposals	(91)	(149)
Amortization charge	(563)	(658)
Closing net book amount	1,135	1,262	1,661
Supplier resources [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	337	336		335
Accumulated amortization	(334)	(330)		(278)
Net book amount	3	6		57
Opening net book amount	6	57
Business combinations		2
Amortization charge	(3)	(53)
Closing net book amount	3	6	57
Corporate Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Cost	244	244		204
Accumulated amortization	(207)	(197)		(188)
Net book amount	37	47		16
Opening net book amount	47	16
Business combinations		40
Amortization charge	(10)	(9)
Closing net book amount	37	47	16
Non-compete agreements [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	176	176		161
Accumulated amortization	(156)	(150)		(143)
Net book amount	20	26		18
Opening net book amount	26	18
Business combinations		15
Amortization charge	(6)	(7)
Closing net book amount	20	26	18
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cost	413	404		357
Accumulated amortization	(292)	(236)		(186)
Net book amount	121	168		¥ 171
Opening net book amount	168	171
Additions	9	26
Business combinations		28
Amortization charge	(56)	(57)
Closing net book amount	¥ 121	¥ 168	¥ 171